Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Nov. 04, 2025
Cash, Cash Equivalents, and Short-Term Investments	$ 63,800		$ 61,000
Accounts Receivable, Allowance for Credit Loss	$ 0	$ 0
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	11 years 9 months
Intellectual Property [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | HHS Barda [Member]
Concentration Risk, Percentage	98.00%	48.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Daiichi Sankyo [Member]
Concentration Risk, Percentage		52.00%
Customer Concentration Risk [Member] | Unbilled Receivables [Member] | HHS Barda [Member]
Concentration Risk, Percentage	100.00%	100.00%
Customer Concentration Risk [Member] | Research and Development [Member] | Clinical Research Organization and Analytical Testing Vendor [Member]
Concentration Risk, Percentage	76.00%
Customer Concentration Risk [Member] | Research and Development [Member] | Clinical Research Organization [Member]
Concentration Risk, Percentage		18.00%
License Agreement and Purchase Agreement [Member]
License Agreement, Stock To Be Purchased, Per Share (in dollars per share)				$ 0.45
License Agreement, Proceeds To Be Received				$ 30,000